Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 144,873	$ 132,639	$ 111,763
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	236,817	223,422	200,469
Deferred income taxes	68,639	66,280	56,467
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(22,556)	12,333	(61,641)
Accrued utility revenue	(700)	(1,700)	(5,900)
Deferred purchased gas costs	(111,143)	22,823	(52,885)
Accounts payable	27,668	(25,998)	15,826
Accrued taxes	925	113	14,979
Other current assets and liabilities	5,084	(18,948)	(3,347)
Gains on sale	(4,112)	(8,040)	(3,307)
Changes in undistributed stock compensation	6,958	5,137	6,125
AFUDC and property-related changes	(2,274)	(1,943)	(1,154)
Changes in other assets and deferred charges	(21,719)	(15,367)	11,025
Changes in other liabilities and deferred credits	17,749	(4,427)	(36,378)
Net cash provided by operating activities	346,209	386,324	252,042
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(364,276)	(395,712)	(380,991)
Restricted cash		12,785	24,996
Changes in customer advances	7,773	(3,025)	(7,771)
Miscellaneous inflows	8,465	13,963	7,686
Miscellaneous outflows		(2,004)	(2,719)
Net cash used in investing activities	(348,038)	(373,993)	(358,799)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	1,635	1,581	7,402
Dividends paid	(59,535)	(53,040)	(47,929)
Interest rate swap settlement		(21,754)
Issuance of long-term debt, net	311,290	489,518	274,598
Retirement of long-term debt	(137,013)	(427,043)	(330,473)
Change in credit facility and commercial paper	(101,000)	2,000	109,000
Other	1,999
Net cash provided by (used in) financing activities	17,376	(8,738)	12,598
Change in cash and cash equivalents	15,547	3,593	(94,159)
Cash and cash equivalents at beginning of period	25,530	21,937	116,096
Cash and cash equivalents at end of period	41,077	25,530	21,937
Supplemental information:
Interest paid, net of amounts capitalized	58,730	87,439	69,842
Income taxes paid (received)	$ 6,850	$ 2,843	$ (13,635)